Other current assets	6 Months Ended
Jun. 30, 2025
Other Current Assets [Abstract]
Other current assets

11. Other current assets

	June 30, 2025	December 31, 2024
	€	€
Prepayments	6,004,953	5,747,025
	6,004,953	5,747,025

Prepayments mainly relate to prepaid insurance, prepaid research and development expenses and rent.